INCOME TAXES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2013
Taxes On Income [Line Items]
Income tax rate	24.00%	25.00%	26.50%	25.00%
Dividend distrubutions, withholding tax rate	20.00%
Net operating loss carry forward	$ 6,300
Company recognized interest and penalties	344	$ 227	$ (22)
Company recognized interest and penalties accrued	537	193
Deferred tax benefit	$ (8,859)	$ (3,268)	$ (8,973)
Minimum [Member]
Taxes On Income [Line Items]
Income tax rate	21.00%
Maximum [Member]
Taxes On Income [Line Items]
Income tax rate	35.00%
Internal Revenue Service (IRS) [Member]
Taxes On Income [Line Items]
Net operating loss carry forward	$ 12,780
Internal Revenue Service (IRS) [Member] | Latest Tax Year [Member]
Taxes On Income [Line Items]
Expiration of operating loss carry forwards	Dec. 31, 2034
Internal Revenue Service (IRS) [Member] | Earliest Tax Year [Member]
Taxes On Income [Line Items]
Expiration of operating loss carry forwards	Dec. 31, 2030
European Subsidiaries [Member]
Taxes On Income [Line Items]
Net operating loss carry forward	$ 5,990
European Subsidiaries [Member] | Israel [Member]
Taxes On Income [Line Items]
Net operating loss carry forward	14,292
TCJA [Member]
Taxes On Income [Line Items]
Deferred tax benefit	$ 836
Peripheral Regions Development Area A [Member]
Taxes On Income [Line Items]
Preferred Enterprise tax rate	9.00%	9.00%	9.00%	7.00%